Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax provision from continuing operations
The income tax provision from continuing operations consisted of the following amounts:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except percentages)
Current
U.S. Federal	$(538)	$211	$99
State	10	35	20
Foreign	16	23	18
	(512)	269	137
Deferred
U.S. Federal	(317)	23	599
State	(5)	(9)	1
Foreign	(9)	(6)	(9)
	(331)	8	591
Total income tax	$(843)	$277	$728
Effective tax rate	130.5%	36.8%	43.6%

Domestic and foreign components of income from continuing operations before income tax expense
The following represents the domestic and foreign components of income before income tax expense:

	Year Ended December 31,
	2011	2010	2009
	(In millions)
U.S.	$(680)	$691	$1,508
Foreign	34	62	161
Total	$(646)	$753	$1,669

Reconciliation of the U.S. federal statutory rate to NRG's effective rate from continuing operations
A reconciliation of the U.S. federal statutory rate of 35% to NRG's effective rate is as follows:

	Year Ended December 31,
	2011	2010	2009
	(In millions, except percentages)
(Loss)/Income Before Income Taxes	$(646)	$753	$1,669
Tax at 35%	(226)	264	584
State taxes, net of federal benefit	15	18	23
Foreign operations	(3)	(3)	(53)
Federal and state tax credits	(1)	(7)	—
Valuation allowance	(63)	(34)	119
Expiration/utilization of capital losses	45	—	249
Reversal of valuation allowance on expired/utilized capital losses	(45)	—	(249)
Change in state effective tax rate	—	—	(5)
Foreign earnings	4	17	33
Non-deductible interest	—	4	10
Interest accrued on uncertain tax positions	2	25	9
Production tax credit	(14)	(11)	(10)
Reversal of uncertain tax position reserves	(561)	—	—
Other	4	4	18
Income tax (benefit)/expense	$(843)	$277	$728
Effective income tax rate	130.5%	36.8%	43.6%

Company's deferred tax assets and liabilities
 The temporary differences, which gave rise to the Company's deferred tax assets and liabilities consisted of the following:

	As of December 31,
	2011	2010
	(In millions)
Deferred tax liabilities:
Discount/premium on notes	$7	$9
Emissions allowances	92	116
Difference between book and tax basis of property	1,604	1,652
Derivatives, net	244	362
Goodwill	139	117
Anticipated repatriation of foreign earnings	—	6
Cumulative translation adjustments	27	28
Intangibles amortization (excluding goodwill)	229	180
Investment in projects	111	71
Other	8	—
Total deferred tax liabilities	2,461	2,541
Deferred tax assets:
Deferred compensation, pension, accrued vacation and other reserves	80	67
Differences between book and tax basis of contracts	225	59
Pension and other postretirement benefits	137	111
Non-depreciable property	—	19
Equity compensation	36	30
Bad debt reserve	15	12
U.S. capital loss carryforwards	1	92
U.S. Federal net operating loss carryforwards	84	—
Foreign net operating loss carryforwards	70	74
State net operating loss carryforwards	53	23
Foreign capital loss carryforwards	1	1
Deferred financing costs	—	6
Federal and state tax credits	64	34
Federal benefit on state uncertain tax positions	20	31
Contingent liability reserve	—	30
NINA impairment	183	—
Emission allowance impairment	59	—
Other	—	46
Total deferred tax assets	1,028	635
Valuation allowance	(83)	(191)
Net deferred tax assets	945	444
Net deferred tax liability	$1,516	$2,097

Summary of NRG's net deferred tax position
The following table summarizes NRG's net deferred tax position:

	As of December 31,
	2011	2010
	(In millions)
Current deferred tax liability	$127	$108
Non-current deferred tax liability	1,389	1,989
Net deferred tax liability	$1,516	$2,097

Reconciliation of total amounts of uncertain tax benefits
The following table reconciles the total amounts of uncertain tax benefits:

	As of December 31,
	2011	2010
	(In millions)
Balance as of January 1	$663	$643
Increase due to current year positions	12	27
Decrease due to current year positions	(6)	(15)
Increase due to prior year positions	6	16
Decrease due to prior year positions	(2)	(7)
Decrease due to settlements and payments	(495)	—
Decrease due to statute expirations	—	(1)
Uncertain tax benefits as of December 31	$178	$663